Pension Plans and Other Postretirement Benefits - Schedule of Weighted-average Assumptions on Pension Plan Obligations, Other Postretirement Benefit ("OPEB") and Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.01%	3.30%	3.05%
Pension Plan Obligations, Rate of increase in future compensation levels	2.71%	2.86%	2.69%
Pension Plan Obligations, Expected long-term rate of return on plan assets	0.00%	0.00%	0.00%
Net Periodic Benefit Costs, Discount rate	3.30%	3.05%	4.49%
Net Periodic Benefit Costs, Rate of increase in future compensation levels	2.86%	2.69%	2.64%
Net Periodic Benefit Costs, Expected long-term rate of return on plan assets	2.83%	2.44%	4.09%
Other Postretirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	6.40%	4.72%	3.93%
Other Postretirement Benefit Obligations, Initial health care cost trend rate	8.05%	6.67%	7.00%
Other Postretirement Benefit Obligations, Ultimate health care cost trend rate	5.43%	5.00%	5.00%
Other Postretirement Benefit Obligations, Year ultimate trend rate to be reached	2021	2019	2019
Net Periodic Benefit Costs, Discount rate	6.69%	3.93%	5.08%
Net Periodic Benefit Costs, Initial health care cost trend rate	6.67%	7.00%	7.33%
Net Periodic Benefit Costs, Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Net Periodic Benefit Costs, Year ultimate trend rate to be reached	2019	2019	2019